Intangible Assets and Non-financial Assets Impairment - Summary of carrying amount of goodwill (Detail) - Display CGU [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill Allocated To CGU	₩ 48,339	₩ 45,531
Pre-tax discount rate	10.50%
Post-tax discount rate	8.40%
Terminal growth rate	1.00%